Summarized Financial Information of Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Total assets	$ 29,154	$ 21,407
Total liabilities	(14,450)	(7,306)
Net revenues	1,623	6,160	2,023
Gross profits	1,439	1,354	82
Net loss	$ (3,413)	$ (2,660)	$ (1,087)